Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUE, NET
Total revenues	$ 20,708,491	$ 10,265,136
COSTS OF REVENUES
Total cost of revenues	20,089,164	9,232,148
GROSS PROFIT	619,327	1,032,988
OPERATING EXPENSES
Selling expenses	710,782	593,460
General and administrative expenses	4,584,226	5,473,533
Research and development expenses	752,377	102,837
Total operating expenses	6,047,385	6,169,830
LOSS FROM OPERATIONS	(5,428,058)	(5,136,842)
OTHER (EXPENSES) INCOME
Investment losses	(53,486)	(1,342,490)
Interest (expense) income	(527,083)	38,640
Other income, net	181,477	80,462
Total other expenses	(399,092)	(1,223,388)
LOSS BEFORE INCOME TAXES	(5,827,150)	(6,360,230)
Income taxes provision	159	1,006,257
NET LOSS	(5,827,309)	(7,366,487)
Less: net (loss) profit attributable to non-controlling interests	(1,118,160)	221,835
NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(4,709,149)	(7,588,322)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(2,443,934)	(2,415,482)
TOTAL COMPREHENSIVE LOSS	(8,271,243)	(9,781,969)
comprehensive loss attributable to redeemable non-controlling interest	(2,109,794)	(223,019)
COMPREHENSIVE LOSS ATTRIBUTABLE TO ORIDNARY SHAREHOLDERS OF SUNRISE NEW ENERGY CO., LTD.	$ (6,161,449)	$ (9,558,950)
LOSS PER SHARE
Basic (in Dollars per share)	$ (0.21)	$ (0.34)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic (in Shares)	25,361,550	24,528,000
Product
REVENUE, NET
Total revenues	$ 20,468,968	$ 9,945,459
COSTS OF REVENUES
Total cost of revenues	19,504,158	8,615,734
Services
REVENUE, NET
Total revenues	239,523	319,677
COSTS OF REVENUES
Total cost of revenues	$ 585,006	$ 616,414